Cover	Jan. 10, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41049
Entity Registrant Name	UserTesting, Inc.
Entity Central Index Key	0001557127
Entity Tax Identification Number	26-0339214
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	144 Townsend Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94107
City Area Code	650
Local Phone Number	567-5616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	USER
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false